Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other income	$ 76,016	$ 100,288	$ 201,850
Government Grant Job Support Scheme [Member]
Other income	47,897	63,190	111,218
Government Grant Others [Member]
Other income			34,277
Others [Member]
Other income	$ 28,119	$ 37,098	$ 56,355